UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04581

CORNERCAP GROUP OF FUNDS

(Exact name of registrant as specified in charter)

The Peachtree, Suite 1700, 1355 Peachtree Street NE, Atlanta, Georgia 30309

(Address of principal executive offices) (Zip code)

Paul L. Leone

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (404) 870-0700

Date of fiscal year end: March 31

Date of reporting period: April 1, 2011 – September 30, 2011

Item 1. Reports to Stockholders.

The following is a copy of the report to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

Dear Shareholders:

Attached are the portfolio valuation and financial reports for the semiannual period ending September 30, 2011. The details of our performance, holdings, expenses and other fund data can be found in the attached report, our prospectus and our quarterly reports.

Most of our shareholders know that mutual fund management is a relatively small part of the assets that CornerCap Investment Counsel manages. As background, our firm’s original principals were among the leaders who created and managed the RJR Nabisco in-house investment firm many years ago. Seeing enough of the barbaric behavior of the “Barbarians”(a) in 1989, we left and started CornerCap. In 1992, we acquired our first mutual fund, which is now the CornerCap Small Cap Value Fund. Over time we have added the Balanced Fund and the Large/Mid Cap Value Fund.

These mutual funds reflect the same investment research and portfolio management process used for our institutional and high net worth private client account investors. While the assets in our private client business have grown significantly over the years, the growth of our mutual fund assets has been modest, even though the investment product is essentially the same. In fact, with regard to our mutual fund business, each year our firm absorbs much of the costs associated with the daily administration, pricing, servicing, compliance, filings, etc. that are required for maintaining a mutual fund company. Since the start in 1992, the expenses of running the mutual funds have exceeded our income from managing the funds – accounting for our personnel costs, we’ve had a net loss every year.

Why have we chosen to subsidize shareholders by holding the expense ratio down every year? Because our mutual funds are an important part of our business, allowing us to offer CornerCap strategies to smaller accounts who may not meet our $1 million minimum account size for private accounts. The minimum for our mutual funds is only $2,000, so we are able to offer our investment products to CornerCap friends, children and relatives of CornerCap private clients and others who have smaller amounts to invest in our strategies.

In general, investment products are not bought, they are sold. We have chosen to not incur the cost of actively marketing our mutual funds. More importantly, by having no load charges and no 12(b)-1 fees(b), we have chosen not to market our funds through retail brokers who may not always work in the best interest of their clients. We believe that our shareholders are best served by holding costs down and delivering high quality investment research directly to the investor through the funds. We also believe our funds will continue to grow slowly over time, and this may allow us to further reduce the funds’ expense ratios in the future.

I am pleased to announce with this report that CornerCap Investment Counsel, in conjunction with the CornerCap Group of Funds, was able to implement just such an expense ratio reduction for all of our mutual funds, effective October 1, 2011, which is further described in this semi-annual report on page 44. Under the new arrangement, we will voluntarily waive a portion of our management fee and/or reimburse the funds to the keep their expense ratios at 1.30% for the Small Cap Fund, 1.10% for the Balanced Fund and 1.20% for the Large/Mid-Cap Value Fund.

We are long term investors, for our clients and for ourselves, and we believe that by continuing to offer a quality product with modest costs and an almost 20-year performance record, our mutual funds will become an increasingly important part of our advisory business.

Semi-Annual Report | September 30, 2011	1

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

Just as with our private client business, most of our marketing is done by our client base, i.e., word of mouth. We appreciate your support and investment in our fund company.

CornerCap Investment Counsel

November 12, 2011

(a)	Burrough, Bryan; Helyar, John (1990). Barbarians at the Gate; The Fall of RJR Nabisco. New York: Harper and Row.
(b)	An annual marketing or distribution fee on a mutual fund.

2	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

CORNERCAP BALANCED FUND

Total Return

for the period ended September 30, 2011

	1 Year	5 Year	10 Year	Since Inception(b)	Expense Ratio
CornerCap Balanced Fund(a)	-2.09%	0.89%	4.16%	4.32%	1.30%
S&P 500® Index(c)	1.14%	-1.18%	2.82%	3.85%
Russell 1000 Value® Index(d)	-1.89%	-3.53%	3.36%	4.76%
Combined 60% S&P 500® Index/40% Barclays Capital U.S. Government /Corporate Bond Index(e)	2.29%	2.03%	4.08%	5.04%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance.

Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions, but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The Balanced Fund began operations May 24, 1997.
(c)

The S&P 500® Index is an unmanaged index of 500 common stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding) with each stock’s weight in the Index proportionate to its market value.

(d)

The Russell 1000 Value® Index measures the performance of those companies out of the 1,000 largest U.S. companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values.

(e)

Effective August 17, 2006, the Balanced Fund has elected to use the comparative index 60% S&P 500® Index and 40% Barclays Capital U.S. Government/Corporate Bond Index. The Barclays Capital U.S. Government/Corporate Bond Index measures the general performance of fixed-income securities by tracking publicly issued U.S. Treasury and debt obligations (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities, and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Semi-Annual Report | September 30, 2011	3

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

Sector Allocation

as a Percentage of Total Investments at September 30, 2011*

* These allocations may not reflect the current or future position of the portfolio.

4	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

CORNERCAP SMALL-CAP VALUE FUND

Total Return

for the period ended September 30, 2011

	1 Year	5 Year	10 Year	Since Inception(b)	Expense Ratio
CornerCap Small-Cap Value Fund(a)	-4.99%	0.14%	5.27%	7.63%	1.50%
Russell 2000 Value® Index (c)	-5.99%	-3.08%	6.47%	9.63%
Russell 2000® Index (d)	-3.53%	-1.05%	6.12%	8.00%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distributions but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)	The Small-Cap Value Fund began operations on September 30, 1992.
(c)

The Russell 2000 Value® Index measures the 2,000 smallest of the 3,000 largest U.S. Companies (based on total market capitalization) that have lower price-to-book ratios and lower forecasted growth values. Index returns include dividends and/or interest income and, unlike Fund returns, do not reflect fees or expenses.

(d)	The Russell 2000® Index is an index that measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Semi-Annual Report | September 30, 2011	5

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

Sector Allocation

as a Percentage of Total Investments at September 30, 2011*

* These allocations may not reflect the current or future position of the portfolio.

6	www.cornercapfunds.com

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

CORNERCAP LARGE/MID-CAP VALUE FUND

Total Return

for the period ended September 30, 2011

	1 Year	5 Year	10 Year	Since Inception(b)	Gross Expense Ratio	Net Expense Ratio(c)
CornerCap Large/Mid-Cap Value Fund(a)	-7.75%	-2.87%	1.76%	-1.54%	1.50%	1.30%
Russell 3000® Index(d)	0.55%	-0.92%	3.48%	0.36%
Russell 3000 Value® Index(e)	-2.22%	-3.50%	3.58%	3.00%

Past performance does not guarantee future results. The performance data quoted does not reflect the deduction of the 1% redemption fee imposed if shares are redeemed or exchanged within sixty days of purchase or the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Data quoted represents past performance. Investment return and share price will fluctuate with market conditions, and investors may have a gain or loss when shares are sold. Mutual fund performance changes over time and currently may be significantly lower than stated above. Performance is updated and published monthly. Visit the Fund’s website at www.cornercapfunds.com or call 888-813-8637 for month-end performance figures.

(a)	The Fund’s total returns include the reinvestment of dividend and capital gain distribution but have not been adjusted for any income taxes payable by shareholders on these distributions.
(b)

Effective July 29, 2010, the CornerCap Contrarian Fund changed its name to the CornerCap Large/Mid-Cap Value Fund. The CornerCap Large/Mid-Cap Value Fund will maintain the same investment objective as the CornerCap Contrarian Fund: long-term capital appreciation. Prior to October 11, 2004, the CornerCap Contrarian Fund was known as the CornerCap Micro-Cap Fund. The performance figures include figures for the Cornerstone Micro-Cap Fund, L.P., which is a private, unregistered fund that began operations in August 31, 1996 and transferred all its assets to the Micro-Cap Fund on July 27, 2000. The Cornerstone Micro-Cap Fund was managed by the same Adviser as the Micro-Cap Fund. It pursued the same objectives and employed the same strategies as the Micro-Cap Fund. As of December 11, 2004, the Fund’s strategy was changed to multi-cap contrarian.

(c)

CornerCap Investment Counsel, Inc. (the “Adviser”) has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%.

(d)

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4.8 billion; the median market capitalization was approximately $944.7 million. The index had a total market capitalization range of approximately $386.9 billion to $182.6 million.

(e)

The Russell 3000 Value® Index measures the performance of those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value® or the Russell 2000 Value® indexes.

The index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

Semi-Annual Report | September 30, 2011	7

Manager’s Report to Shareholders (Unaudited)
September 30, 2011

Sector Allocation

as a Percentage of Total Investments at September 30, 2011*

* These allocations may not reflect the current or future position of the portfolio.

8	www.cornercapfunds.com

Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees, and indirect costs, including management fees, and other fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs” (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2011 through September 30, 2011.

Actual Expenses The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 4/01/2011	Ending Account Value 9/30/2011	Expense Paid During Period(a)
CornerCap Balanced Fund
Actual Fund Return	$1,000.00	$882.80	$6.12
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.50	$6.56
CornerCap Small-Cap Value Fund
Actual Fund Return	$1,000.00	$732.80	$6.50
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,017.50	$7.57
CornerCap Large/Mid-Cap Value Fund
Actual Fund Return	$1,000.00	$788.70	$5.81
Hypothetical Fund Return (5% return before expenses)	$1,000.00	$1,018.50	$6.56

Semi-Annual Report | September 30, 2011	9

Fund Expenses (Unaudited)

(a)

These calculations are based on the expenses incurred in the most recent fiscal half-year. The period’s annualized six-month expense ratio is 1.30% for Balanced Fund; 1.50% for Small-Cap Value Fund and 1.30% for Large/Mid -Cap Value Fund, respectively. The dollar amounts shown as “Expenses Paid During Period” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year (183), then divided by 366.

The expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, account maintenance fees or charges by processing organizations. The Fund does not charge any account maintenance fee or sales load, but does charge a 1.00% redemption fee that is applicable to all redemptions (sales or exchanges) made within sixty (60) days of an initial purchase of shares; provided, however, that the redemption fee will not apply if the shares to be redeemed are held in a retirement account subject to the Employee Retirement Income Security Act (“ERISA”).

10	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (57.1%)
Aerospace & Defense (1.3%)
Raytheon Co.	4,860	$198,628

Agriculture (1.2%)
Archer-Daniels-Midland Co.	7,560	187,564

Banks (4.7%)
The Bank of New York Mellon Corp.	9,300	172,887
The Goldman Sachs Group, Inc.	1,700	160,735
JPMorgan Chase & Co.	6,420	193,370
Wells Fargo & Co.	8,330	200,920

		727,912

Biotechnology (1.4%)
Amgen, Inc.	4,000	219,800

Coal (0.8%)
Alpha Natural Resources, Inc.(a)	6,560	116,046

Commercial Services (3.3%)
Apollo Group, Inc., Class A(a)	4,630	183,395
R.R. Donnelley & Sons Co.	12,310	173,817
SAIC, Inc.(a)	13,000	153,530

		510,742

Computers (3.7%)
Computer Sciences Corp.	6,870	184,460
Hewlett-Packard Co.	8,840	198,458
Western Digital Corp.(a)	7,370	189,556

		572,474

Electric (3.1%)
NRG Energy, Inc.(a)	10,390	220,372
Public Service Enterprise Group, Inc.	7,550	251,943

		472,315

Electronic Components (1.2%)
Corning, Inc.	14,980	185,153

Electronics (1.2%)
Arrow Electronics, Inc.(a)	6,460	179,459

Engineering & Construction (1.2%)
URS Corp.(a)	6,300	186,858

Semi-Annual Report | September 30, 2011	11

Schedule of Investments
CornerCap Balanced Fund	September 30, 2011 (Unaudited)

	Shares	Value
Food (1.3%)
The Kroger Co.	9,140	$200,714

Healthcare Products (1.3%)
Medtronic, Inc.	6,160	204,758

Healthcare Services (2.7%)
CIGNA Corp.	4,930	206,764
UnitedHealth Group, Inc.	4,530	208,924

		415,688

Home Furnishings (1.1%)
Whirlpool Corp.	3,320	165,701

Household Products & Wares (1.5%)
Kimberly-Clark Corp.	3,320	235,753

Insurance (3.7%)
Everest Re Group, Ltd.	2,800	222,264
Lincoln National Corp.	11,000	171,930
Reinsurance Group of America, Inc.	4,010	184,260

		578,454

Iron & Steel (1.1%)
Cliffs Natural Resources, Inc.	3,420	175,001

Media (1.5%)
The McGraw-Hill Cos., Inc.	5,700	233,700

Metal Fabricate/Hardware (1.2%)
The Timken Co.	5,850	191,997

Oil & Gas (6.1%)
ConocoPhillips	3,320	210,222
Diamond Offshore Drilling, Inc.	3,590	196,517
Hess Corp.	3,740	196,201
Marathon Oil Corp.	7,510	162,066
Transocean, Ltd.	3,810	181,889

		946,895

Pharmaceuticals (2.9%)
Abbott Laboratories	4,450	227,573
Pfizer, Inc.	12,380	218,878

		446,451

12	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	September 30, 2011 (Unaudited)

	Shares	Value
Retail (3.7%)
Aeropostale, Inc.(a)	16,585	$179,284
Darden Restaurants, Inc.	4,560	194,940
The Gap, Inc.	11,980	194,555

		568,779

Semiconductors (1.7%)
Intel Corp.	12,100	258,093

Software (1.4%)
Microsoft Corp.	8,450	210,321

Telecommunications (2.8%)
AT&T, Inc.	7,770	221,600
CenturyLink, Inc.	6,550	216,936

		438,536

TOTAL COMMON STOCKS (COST $9,660,302)		8,827,792

	Principal Amount	Value
CORPORATE BONDS (24.4%)
Banks (3.9%)
Barclays Bank PLC, 4.000%, 09/30/2020(b)	$150,000	139,506
Citigroup, Inc., 5.000%, 09/15/2014	150,000	147,177
Morgan Stanley, 5.000%, 08/31/2025(b)	150,000	146,456
The Goldman Sachs Group, Inc., 5.125%, 01/15/2015	170,000	175,583

		608,722

Chemicals (1.0%)
The Dow Chemical Co., 2.500%, 02/15/2016	150,000	147,659

Computers (1.1%)
Dell, Inc., 5.650%, 04/15/2018	150,000	169,804

Semi-Annual Report | September 30, 2011	13

Schedule of Investments
CornerCap Balanced Fund	September 30, 2011 (Unaudited)

	Principal Amount	Value
Cosmetics & Personal Care (2.6%)
The Estee Lauder Co., Inc., 5.550%, 05/15/2017	$150,000	$171,563
The Procter & Gamble Co., 4.950%, 08/15/2014	200,000	223,573

		395,136

Diversified Financial Services (3.7%)
Credit Suisse USA, Inc., 5.375%, 03/02/2016	250,000	267,689
General Electric Capital Corp., 5.250%, 10/19/2012	150,000	156,801
5.450%, 01/15/2013	140,000	147,046

		571,536

Electronic Parts Distribution (1.4%)
Arrow Electronics, Inc., 6.875%, 07/01/2013	200,000	213,805

Healthcare Products (1.0%)
Johnson & Johnson, 3.800%, 05/15/2013	150,000	157,937

Home Furnishings (1.1%)
Whirlpool Corp., 6.500%, 06/15/2016	150,000	173,985

Household Products & Wares (0.3%)
Fortune Brands, Inc., 6.375%, 06/15/2014	48,000	53,175

Insurance (4.1%)
Principal Life Income Funding Trusts, 5.100%, 04/15/2014	150,000	161,716
Prudential Financial, Inc., 5.100%, 12/14/2011	150,000	150,904
The Travelers Cos., Inc., 5.900%, 06/02/2019	150,000	174,991
W.R. Berkley Corp., 5.600%, 05/15/2015	150,000	151,633

		639,244

14	www.cornercapfunds.com

Schedule of Investments
CornerCap Balanced Fund	September 30, 2011 (Unaudited)

	Principal Amount	Value
Oil & Gas (1.2%)
Statoil ASA, 6.700%, 01/15/2018	$150,000	$185,805

Pharmaceuticals (1.1%)
Eli Lilly & Co., 6.000%, 03/15/2012	160,000	163,935

Retail (1.1%)
AutoZone, Inc., 5.500%, 11/15/2015	150,000	165,050

Telecommunications (0.8%)
Verizon Virginia, Inc., 4.625%, 03/15/2013	125,000	130,655

TOTAL CORPORATE BONDS (AMORTIZED COST $3,672,711)		3,776,448

MUNICIPAL BONDS (3.3%)
Kansas (1.1%)
Johnson County Kansas, Build America General Obligation Bonds, Unified School District No. 232, 4.950%, 09/01/2019	150,000	171,544

North Dakota (1.1%)
Grand Forks ND, Build America Revenue Bonds, 4.500%, 09/01/2019	150,000	165,688

Texas (1.1%)
County of Galveston TX, Build America General Obligation Bonds, 4.200%, 02/01/2017	150,000	164,678

TOTAL MUNICIPAL BONDS (AMORTIZED COST $454,962)		501,910

U.S. GOVERNMENT & AGENCY OBLIGATIONS (8.6%)
Federal Farm Credit Bank (1.1%)
FFCB, 4.875%, 09/24/2014	150,000	168,658

Federal Home Loan Bank (1.8%)
FHLB, 5.250%, 09/13/2013	250,000	273,237

Semi-Annual Report | September 30, 2011	15

Schedule of Investments
CornerCap Balanced Fund	September 30, 2011 (Unaudited)

	Principal Amount	Value
Federal Home Loan Mortgage Corp (1.1%)
FHLMC, 4.500%, 01/15/2015	$150,000	$168,353

U.S. Treasury (4.6%)
U.S. Treasury Inflation Indexed Bonds,
1.625%, 01/15/2018	161,757	181,054
2.125%, 01/15/2019	157,838	183,955
1.375%, 01/15/2020	316,244	352,241

		717,250

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(AMORTIZED COST $1,225,599)		1,327,498

	Shares	Value
SHORT TERM INVESTMENT (8.6%)
Federated Treasury Obligation Money Market
Fund, 7 Day Yield 0.010%	1,337,195	1,337,195

TOTAL SHORT TERM INVESTMENT (COST $1,337,195)		1,337,195

TOTAL INVESTMENTS (COST $16,350,769)	102.0%	15,770,843

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(2.0%)	(310,549)

NET ASSETS	100.0%	$15,460,294

(a)	Non-Income Producing Security.
(b)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2011.

The accompanying notes to the financial statements are an integral part of these financial statements.

16	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (97.6%)
Aerospace & Defense (2.2%)
Esterline Technologies Corp.(a)	7,000	$362,880

Auto Parts & Equipment (2.4%)
Standard Motor Products, Inc.	31,055	402,783

Banks (8.5%)
City Holding Co.	14,900	402,151
Lakeland Financial Corp.	19,060	393,780
Orrstown Financial Services, Inc.	20,180	259,313
S.Y. Bancorp, Inc.	20,000	372,400

		1,427,644

Building Products (2.4%)
Insteel Industries, Inc.	39,830	401,088

Chemicals (6.5%)
KMG Chemicals, Inc.	28,500	351,120
Olin Corp.	20,830	375,148
OM Group, Inc.(a)	13,500	350,595

		1,076,863

Commercial Services (4.2%)
Convergys Corp.(a)	41,860	392,647
Great Lakes Dredge & Dock Corp.	74,050	301,383

		694,030

Diversified Financial Services (2.6%)
Knight Capital Group, Inc., Class A(a)	35,720	434,355

Electrical Components & Equipment (4.7%)
EnerSys(a)	19,090	382,182
Fushi Copperweld, Inc.(a)	81,950	405,652

		787,834

Electronics (2.2%)
TTM Technologies, Inc.(a)	38,320	364,423

Engineering & Construction (2.2%)
EMCOR Group, Inc.(a)	18,070	367,363

Forest Products & Paper (5.0%)
Buckeye Technologies, Inc.	17,390	419,273
PH Glatfelter Co.	31,700	418,757

		838,030

Semi-Annual Report | September 30, 2011	17

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2011 (Unaudited)

	Shares	Value
Healthcare Services (9.6%)
Almost Family, Inc.(a)	24,640	$409,763
Coventry Health Care, Inc.(a)	14,320	412,559
Healthways, Inc.(a)	38,285	376,342
LHC Group, Inc.(a)	23,720	404,663

		1,603,327

Heavy Electrical Equipment (2.2%)
AZZ, Inc.	9,430	365,601

Household Products & Wares (2.1%)
Central Garden and Pet Co.(a)	50,340	347,346

Industrial Machinery (2.3%)
EnPro Industries, Inc.(a)	13,170	390,886

Insurance (11.5%)
Delphi Financial Group, Inc., Class A	16,460	354,219
Maiden Holdings, Ltd.	50,975	376,705
Protective Life Corp.	21,710	339,328
SeaBright Insurance Holdings, Inc.	51,800	372,960
Tower Group, Inc.	20,550	469,773

		1,912,985

Oil & Gas (4.4%)
Energy Partners, Ltd.(a)	31,800	352,026
Unit Corp.(a)	10,340	381,753

		733,779

Packaging & Containers (2.3%)
UFP Technologies, Inc.(a)	27,000	389,070

Pharmaceuticals (2.3%)
Par Pharmaceutical Cos., Inc.(a)	14,600	388,652

Retail (9.3%)
Fred’s, Inc., Class A	33,170	353,592
Regis Corp.	28,040	395,084
Ruby Tuesday, Inc.(a)	53,920	386,067
Systemax, Inc.(a)	33,480	425,866

		1,560,609

Savings & Loans (2.7%)
OceanFirst Financial Corp.	38,310	447,078

Software (2.3%)
Mantech International Corp., Class A	12,480	391,622

18	www.cornercapfunds.com

Schedule of Investments
CornerCap Small-Cap Value Fund	September 30, 2011 (Unaudited)

	Shares	Value
Telecommunications (1.5%)
Sierra Wireless, Inc.(a)	35,990	$246,531

Wholesale Distribution (2.2%)
Core-Mark Holding Co., Inc.(a)	12,020	368,173

TOTAL COMMON STOCKS (COST $18,628,272)		16,302,952

SHORT TERM INVESTMENT (6.7%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	1,118,718	1,118,718

TOTAL SHORT TERM INVESTMENT (COST $1,118,718)		1,118,718

TOTAL INVESTMENTS (COST $19,746,990)	104.3%	17,421,670

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(4.3%)	(717,335)

NET ASSETS	100.0%	$16,704,335

(a) Non-Income Producing Security.

The accompanying notes to the financial statements are an integral part of these financial statements.

Semi-Annual Report | September 30, 2011	19

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS (90.5%)
Aerospace & Defense (2.1%)
Raytheon Co.	2,090	$85,418

Agriculture (1.9%)
Archer-Daniels-Midland Co.	3,090	76,663

Banks (7.9%)
The Bank of New York Mellon Corp.	4,530	84,213
The Goldman Sachs Group, Inc.	715	67,603
JPMorgan Chase & Co.	2,800	84,336
Wells Fargo & Co.	3,480	83,938

		320,090

Biotechnology (2.4%)
Amgen, Inc.	1,760	96,712

Coal (2.1%)
Alpha Natural Resources, Inc.(a)	4,720	83,497

Commercial Services (5.4%)
Apollo Group, Inc., Class A(a)	2,015	79,814
R.R. Donnelley & Sons Co.	5,150	72,718
SAIC, Inc.(a)	5,650	66,727

		219,259

Computers (5.7%)
Computer Sciences Corp.	2,760	74,106
Hewlett-Packard Co.	3,900	87,555
Western Digital Corp.(a)	2,703	69,521

		231,182

Electric (4.2%)
NRG Energy, Inc.(a)	3,735	79,220
Public Service Enterprise Group, Inc.	2,690	89,765

		168,985

Electronics (1.8%)
Arrow Electronics, Inc.(a)	2,645	73,478

Engineering & Construction (2.0%)
URS Corp.(a)	2,750	81,565

Food (1.8%)
The Kroger Co.	3,340	73,346

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Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2011 (Unaudited)

	Shares	Value
Healthcare Products (2.2%)
Medtronic, Inc.	2,610	$86,756

Healthcare Services (4.1%)
CIGNA Corp.	1,810	75,911
UnitedHealth Group, Inc.	1,940	89,473

		165,384

Home Furnishings (1.6%)
Whirlpool Corp.	1,290	64,384

Household Products & Wares (2.3%)
Kimberly-Clark Corp.	1,320	93,733

Insurance (6.6%)
Everest Re Group, Ltd.	1,160	92,081
Lincoln National Corp.	5,780	90,341
Reinsurance Group of America, Inc.	1,770	81,332

		263,754

Iron & Steel (1.5%)
Cliffs Natural Resources, Inc.	1,160	59,357

Media (2.1%)
The McGraw-Hill Cos., Inc.	2,060	84,460

Metal Fabricate/Hardware (2.1%)
The Timken Co.	2,520	82,706

Oil & Gas (9.9%)
ConocoPhillips	1,360	86,115
Diamond Offshore Drilling, Inc.	1,390	76,089
Hess Corp.	1,550	81,313
Marathon Oil Corp.	4,050	87,399
Transocean, Ltd.	1,420	67,791

		398,707

Pharmaceuticals (4.2%)
Abbott Laboratories	1,650	84,381
Pfizer, Inc.	4,770	84,334

		168,715

Retail (5.8%)
Aeropostale, Inc.(a)	7,080	76,535
Darden Restaurants, Inc.	1,690	72,247
The Gap, Inc.	5,215	84,692

		233,474

Semi-Annual Report | September 30, 2011	21

Schedule of Investments
CornerCap Large/Mid-Cap Value Fund	September 30, 2011 (Unaudited)

	Shares	Value
Semiconductors (2.3%)
Intel Corp.	4,415	$94,172

Software (2.0%)
Microsoft Corp.	3,280	81,639

Telecommunications (6.5%)
AT&T, Inc.	2,845	81,139
CenturyLink, Inc.	2,750	91,080
Corning, Inc.	7,210	89,116

		261,335

TOTAL COMMON STOCKS (COST $4,353,915)		3,648,771

SHORT TERM INVESTMENT (11.8%)
Federated Treasury Obligation Money Market Fund, 7 Day Yield 0.010%	477,161	477,161

TOTAL SHORT TERM INVESTMENT (COST $477,161)		477,161

TOTAL INVESTMENTS (COST $4,831,076)	102.3%	4,125,932

TOTAL LIABILITIES IN EXCESS OF OTHER ASSETS	(2.3%)	(94,020)

NET ASSETS	100.0%	$4,031,912

(a) Non-Income Producing Security.

The accompanying notes to the financial statements are an integral part of these financial statements.

22	www.cornercapfunds.com

CORNERCAP GROUP OF FUNDS

This Page Intentionally Left Blank

Statements of Assets and Liabilities

CornerCap Balanced Fund
ASSETS:
Investments, at value (Cost - see below)	$15,770,843
Dividends and interest receivable	60,438
Receivable for fund shares subscribed	3,000
Total assets	15,834,281

LIABILITIES:
Payable for investments purchased	263,819
Payable for fund shares redeemed	92,548
Advisory fee payable	13,554
Operating services fee payable	4,066
Total liabilities	373,987
Net assets	$15,460,294

PRICING OF SHARES (NOTE 2):
Net Assets	$15,460,294
Shares Outstanding	1,282,618
Net asset value, offering and redemption price per share	$12.05

NET ASSETS CONSISTS OF:
Paid-in capital	$15,834,767
(Over)/Undistributed net investment income	312,334
Accumulated net realized gain/(loss) on investments	(106,881)
Net unrealized depreciation in value of investments	(579,926)
Net assets	$15,460,294

Cost of Investments	$16,350,769

The accompanying notes to the financial statements are an integral part of these financial statements.

24	www.cornercapfunds.com

September 30, 2011 (Unaudited)

CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

$ 17,421,670	$4,125,932
10,278	2,616
200	10,000
17,432,148	4,138,548

705,779	102,268
500	0
14,356	2,688
7,178	1,680
727,813	106,636
$ 16,704,335	$4,031,912

$ 16,704,335	$4,031,912
1,686,711	490,910
$ 9.90	$8.21

$ 18,915,901	$6,027,700
(39,311)	27,530
153,065	(1,318,174)
(2,325,320)	(705,144)
$ 16,704,335	$4,031,912

$ 19,746,990	$4,831,076

Semi-Annual Report | September 30, 2011	25

Statements of Operations

CornerCap Balanced Fund

INVESTMENT INCOME:
Dividends	$124,163
Interest	140,242
Total income	264,405

EXPENSES:
Advisory fees	89,166
Operating services fees	26,750
Total expenses	115,916
Less fees waived/reimbursed by investment advisor	–
Net expenses	115,916
Net investment income/(loss)	148,489

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain on investments	695,071
Change in unrealized appreciation/(depreciation) of investments	(2,990,489)
Net loss on investments	(2,295,418)
Net decrease in net assets resulting from operations	$(2,146,929)

The accompanying notes to the financial statements are an integral part of these financial statements.

26	www.cornercapfunds.com

Six Months Ended September 30, 2011 (Unaudited)

CornerCap Small-Cap Value Fund	CornerCap Large/Mid-Cap Value Fund

$113,407	$ 46,581
27	11
113,434	46,592

101,830	20,389
50,915	10,194
152,745	30,583
–	(4,078)
152,745	26,505
(39,311)	20,087

1,152,297	114,191
(7,082,679)	(1,124,613)
(5,930,382)	(1,010,422)
$(5,969,693)	$ (990,335)

Semi-Annual | September 30, 2011	27

Statements of Changes in Net Assets

	CornerCap BalancedFund
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
OPERATIONS:
Net investment income/(loss)	$148,489	$348,473
Net realized gain on investments	695,071	561,806
Change in unrealized appreciation/(depreciation) of investments	(2,990,489)	682,834

Net increase/(decrease) in net assets resulting from operations	(2,146,929)	1,593,113

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	–	(500,000)

Total distributions	–	(500,000)

CAPITAL SHARE TRANSACTIONS:
Increase/(decrease) in net assets resulting from capital share transactions (see Note 2)	(820,011)	1,699,281
Redemption fees	40	28

Net increase/(decrease) from capital shares transactions	(819,971)	1,699,309

Total increase/(decrease) in net assets	(2,966,900)	2,792,422

NET ASSETS:
Beginning of year	18,427,194	15,634,772

End of period*	$15,460,294	$18,427,194

*Including undistributed/(overdistributed) net investment income of:	$312,334	$163,845

The accompanying notes to the financial statements are an integral part of these financial statements ..

28	www.cornercapfunds.com

CornerCap Small-Cap Value Fund		CornerCap Large/Mid-Cap Value Fund
Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011

$(39,311)	$(110,215)	$20,087	$7,443
1,152,297	3,704,145	114,191	578,956

(7,082,679)	1,039,409	(1,124,613)	(357,200)

(5,969,693)	4,633,339	(990,335)	229,199

–	–	–	–

–	–	–	–

(197,992)	1,790,369	1,066,931	(277,238)
37	264	24	22

(197,955)	1,790,633	1,066,955	(277,216)

(6,167,648)	6,423,972	76,620	(48,017)

22,871,983	16,448,011	3,955,292	4,003,309

$16,704,335	$22,871,983	$4,031,912	$3,955,292

$(39,311)	$0	$27,530	$7,443

Semi-Annual | September 30, 2011	29

Financial Highlights
CornerCap Balanced Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
Net investment income
Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Distributions from net realized gain on investments

Total Dividends and Distributions to Shareholders

Paid-in Capital from Redemption Fees

Net asset value, end of period

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses
Net investment income

Portfolio turnover rate

(a)	Less than $0.005 per share.
(b)	Annualized.
(c)	Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.31% and 1.95%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

30	www.cornercapfunds.com

Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

$13.65	$12.82	$9.26	$13.36	$14.81	$14.00

0.12	0.26	0.28	0.30	0.30	0.24
(1.72)	0.97	3.57	(3.97)	(0.56)	1.17

(1.60)	1.23	3.85	(3.67)	(0.26)	1.41

–	(0.40)	(0.29)	(0.09)	(0.32)	(0.37)
–	–	–	(0.34)	(0.87)	(0.23)

–	(0.40)	(0.29)	(0.43)	(1.19)	(0.60)

0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.00(a)

$12.05	$13.65	$12.82	$9.26	$13.36	$14.81

(11.72%)	9.78%	41.77%	(27.63%)	(2.20%)	10.17%

$15,460	$18,427	$15,635	$10,979	$16,851	$19,256

1.30%(b)	1.30%	1.30%	1.30%	1.30%	1.30%(c)
1.67%(b)	2.13%	2.45%	2.51%	1.91%	1.96%(c)

16%	31%	32%	34%	21%	22%

Semi-Annual | September 30, 2011	31

Financial Highlights
CornerCap Small-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Distributions from net realized gain on investments

Total Dividends and Distributions to Shareholders

Paid-in Capital from Redemption Fees

Net asset value, end of period

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses
Net investment income/(loss)

Portfolio turnover rate

(a)	Less than $0.005 per share.
(b)	Annualized.
(c)	Ratio of expenses and net investment income to average net assets, before waiver by advisor, are 1.56% and (0.06%), respectively.
(d)	Less than 0.005% of average net assets.

32	www.cornercapfunds.com

Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

$13.51	$10.57	$5.83	$10.64	$14.07	$13.39

(0.02)	(0.07)	(0.07)	(0.05)	0.01	0.00(a)
(3.59)	3.01	4.81	(4.53)	(1.45)	1.30

(3.61)	2.94	4.74	(4.58)	(1.44)	1.30

–	–	–	(0.01)	–	(0.00)(a)
–	–	–	(0.22)	(1.99)	(0.62)

–	–	–	(0.23)	(1.99)	(0.62)

0.00(a)	0.00(a)	0.00(a)	0.00(a)	0.00(a)	–

$9.90	$13.51	$10.57	$5.83	$10.64	$14.07

(26.72%)	27.81%	81.30%	(43.19%)	(10.91%)	9.92%

$16,704	$22,872	$16,448	$9,176	$18,363	$21,101

1.50%(b)	1.50%	1.50%	1.50%	1.48%	1.50%(c)
(0.39)%(b)	(0.62)%	(0.75)%	(0.51)%	0.11%	0.00%(c)(d)

22%	61%	52%	47%	55%	35%

Semi-Annual | September 30, 2011	33

Financial Highlights
CornerCap Large/Mid-Cap Value Fund

Selected data for each share of beneficial interest outstanding throughout the periods indicated:
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)
Net realized and unrealized gain/(loss) on investments

Total Income/(Loss) from Investment Operations

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income
Distributions from net realized gain on investments

Total Dividends and Distributions to Shareholders

Paid-in Capital from Redemption Fees

Net asset value, end of period

Total return

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (in 000s)

RATIOS TO AVERAGE NET ASSETS:
Expenses
Net investment income/(loss)

Portfolio turnover rate

(a)	Effective July 29, 2010, the CornerCap Large/Mid-Cap Value Fund was known as the CornerCap Contrarian Fund.
(b)	Less than $0.005 per share.
(c)	Annualized.
(d)	Ratio of expense and net investment income to average net assets, before waiver by advisor, are 1.50% and 0.79%, respectively.
(e)	Ratio of expense and net investment income to average net assets, before waiver by advisor, are 1.50% and 0.12%, respectively.

The accompanying notes to the financial statements are an integral part of these financial statements.

34	www.cornercapfunds.com

Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011(a)	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

$10.41	$9.16	$5.28	$9.46	$11.98	$10.83

0.04	0.02	(0.02)	0.01	0.03	0.15
(2.24)	1.23	3.91	(4.19)	(1.14)	1.06

(2.20)	1.25	3.89	(4.18)	(1.11)	1.21

–	–	(0.01)	0.00(b)	(0.13)	(0.06)
–	–	–	–	(1.28)	–

–	–	(0.01)	0.00(b)	(1.41)	(0.06)

–	0.00(b)	0.00(b)	–	–	–

$8.21	$10.41	$9.16	$5.28	$9.46	$11.98

(21.13%)	13.65%	73.72%	(44.17%)	(10.45%)	11.19%

$4,032	$3,955	$4,003	$2,405	$5,406	$5,635

1.30%(c)(d)	1.38%(e)	1.50%	1.50%	1.49%	1.50%
0.99%(c)(d)	0.24%(e)	(0.25)%	0.11%	0.31%	1.33%

20%	136%	69%	134%	138%	44%

Semi-Annual | September 30, 2011	35

Notes to Financial Statements
September 30, 2011 (Unaudited)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The CornerCap Group of Funds (the “Funds”), is a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The investment objective of the CornerCap Balanced Fund and CornerCap Small-Cap Value Fund is to obtain capital appreciation and current income, whereas, the CornerCap Large/Mid-Cap Value Fund’s investment objective is to obtain capital appreciation.

The following is a summary of significant accounting policies followed by the Funds in the preparation of the financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2011.

A. Security Valuation – Portfolio securities including common stocks, corporate bonds, municipal bonds, and U.S. Government and Agency obligations that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:15 p.m. Eastern time or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges or such System. Based on obtaining active market quotes, common stocks are classified as Level 1 of the fair value hierarchy. Corporate bonds, municipal bonds, and U.S. Government and Agency obligations are classified as Level 2 of the hierarchy, due to the use of additional observable inputs. Unlisted securities that are not included on such exchanges or Systems are valued at the mean of the quoted bid and asked prices on the over-the-counter market. Shares of a registered investment company, including money market funds, that are not traded on an exchange are valued at that investment company’s net asset value per share and are classified as Level 1 within the hierarchy. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Funds’ Board of Trustees and will be classified as Level 2 or 3 within the hierarchy, depending on the inputs used. Short-term investments are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing the values as of the 61st day prior to maturity, if their original term to maturity exceeded 60 days and would be classified as Level 2 of the hierarchy. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments.

B. Security Transactions Investment Income and Other – Security transactions are recorded on the trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Discounts and premiums on securities purchased are amortized over the lives of the respective securities, using the effective interest method. In the event of a security in default, a portion of interest receivable that was once recognized as interest income is written off and treated as a reduction of interest income.

36	www.cornercapfunds.com

Notes to Financial Statements
September 30, 2011 (Unaudited)

C. Federal Income Taxes - For Federal income tax purposes, the Funds currently qualify, and intend to remain qualified, as regulated investment companies (“RICs”) under the provisions of Subchapter M of the Internal Revenue Code by complying with the requirements applicable to RICs and by distributing their investment company taxable net income including realized gain, offset by capital loss carryforwards, if any, to their shareholders. Accordingly, no provision for federal income or excise taxes has been made.

As of and during the six months ended September 30, 2011, management has concluded that the Funds have taken no uncertain tax positions that require adjustment to the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties. The Funds file income tax returns in the U.S. federal jurisdiction and the State of Georgia. For federal and state tax years 2008 and beyond, the Funds returns are still open to examination by the appropriate taxing authority.

D. Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

E. Accounting Estimates – In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure for contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Fair Value Measurements – A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Semi-Annual | September 30, 2011	37

Notes to Financial Statements
September 30, 2011 (Unaudited)

Level 3 –

Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2011.

CornerCap Balanced Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$8,827,792	$–	$–	$8,827,792
Corporate Bonds	–	3,776,448	–	3,776,448
Municipal Bonds	–	501,910	–	501,910
U.S. Government & Agency Obligations	–	1,327,498	–	1,327,498
Short Term Investment	1,337,195	–	–	1,337,195
Total	$10,164,987	$5,605,856	$–	$15,770,843

CornerCap Small-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,302,952	$–	$–	$16,302,952
Short Term Investment	1,118,718	–	–	1,118,718
Total	$17,421,670	$–	$–	$17,421,670

CornerCap Large/Mid-Cap Value Fund:
	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$3,648,771	$–	$–	$3,648,771
Short Term Investment	477,161	–	–	477,161
Total	$4,125,932	$–	$–	$4,125,932

*	See Schedule of Investments for industry classification.

There were no transfers into or out of Levels 1 and 2 during the six months ended September 30, 2011.

For the the six months ended September 30, 2011, the Funds did not have significant unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable. The Funds did not hold any derivative instruments at any time during the period.

2. SHARES OF BENEFICIAL INTEREST

On September 30, 2011, there was an unlimited number of no par-value shares of beneficial interest authorized for each Fund. Subject to certain exceptions, each Fund charges a 1% redemption fee calculated

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Notes to Financial Statements
September 30, 2011 (Unaudited)

as a percentage of the amount redeemed. This is applicable to all redemptions (sales or exchanges) made within sixty days of initial purchase of shares of the applicable Fund.

Transactions in shares of beneficial interest were as follows:

CornerCap Balanced Fund:

	Six Months Ended September 30, 2011 (Unaudited)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Year Ended March 31, 2011
	Shares	Value	Shares	Value
Shares Sold	74,678	$1,018,227	285,172	$3,668,942
Shares Issued in Reinvestment of Dividends	–	–	38,949	499,328
Total	74,678	1,018,227	324,121	4,168,270
Less Shares Redeemed	(141,790)	(1,838,238)	(193,931)	(2,468,989)
Net Increase/(Decrease)	(67,112)	$(820,011)	130,190	$1,699,281

CornerCap Small-Cap Value Fund:

	Six Months Ended September 30, 2011 (Unaudited)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Year Ended March 31, 2011
	Shares	Value	Shares	Value
Shares Sold	165,482	$2,034,629	304,155	$3,575,152
Shares Issued in Reinvestment of Dividends	–	–	–	–
Total	165,482	2,034,629	304,155	3,575,152
Less Shares Redeemed	(171,669)	(2,232,621)	(167,378)	(1,784,783)
Net Increase/(Decrease)	(6,187)	$(197,992)	136,777	$1,790,369

Semi-Annual | September 30, 2011	39

Notes to Financial Statements
September 30, 2011 (Unaudited)

CornerCap Large/Mid-Cap Value Fund:

	Six Months Ended September 30, 2011 (Unaudited)	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011	Year Ended March 31, 2011
	Shares	Value	Shares	Value
Shares Sold	207,883	$2,071,846	144,263	$1,436,567
Shares Issued in Reinvestment of Dividends	–	–	–	–
Total	207,883	2,071,846	144,263	1,436,567
Less Shares Redeemed	(96,845)	(1,004,915)	(201,649)	(1,713,805)
Net Increase/(Decrease)	111,038	$1,066,931	(57,386)	$(277,238)

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities at September 30, 2011, were as follows:

	CornerCap Balanced Fund	CornerCap Small- Cap Value Fund	CornerCap Large/Mid-Cap Value Fund
Gross unrealized appreciation (excess of value over tax cost)	$1,032,258	$956,810	$97,901
Gross unrealized depreciation (excess of tax cost over value)	(1,612,184)	(3,525,136)	(803,045)
Net unrealized appreciation	(579,926)	(2,568,326)	(705,144)

Cost of investments for income tax purposes	$16,350,769	$19,989,996	$4,831,076

4. DISTRIBUTIONS TO SHAREHOLDERS

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund. Distributions of net investment income, if any, are distributed annually. Distributions of net realized gains, if any, are declared at least once each year.

The tax character of distributions paid for the year ended March 31, 2011, were as follows:

Fund	Ordinary Income
CornerCap Balanced Fund	$500,000

There were no distributions paid on the CornerCap Small-Cap Fund and CornerCap Large/Mid-Cap Value Fund for the year ended March 31, 2011. The Funds paid no distributions during the six months ended September 30, 2011. The amount and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end.

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Notes to Financial Statements
September 30, 2011 (Unaudited)

Capital Loss Carryforwards – At March 31, 2011, the following Funds had available for Federal income tax purposes unused capital losses as follows;

Fund	Expiring in 2017	Expiring in 2018
CornerCap Balanced Fund	–	$801,952
CornerCap Small Cap Fund	–	756,226
CornerCap Large/Mid Cap Value Fund	$335,929	1,096,436

During the year ended March 31, 2011, the CornerCap Balanced Fund, CornerCap Small-Cap Fund and the CornerCap Large/Mid-Cap Value Fund utilized capital loss carryovers of $561,180, $3,324,061, and $578,956, respectively.

5. INVESTMENT ADVISORY AND OTHER RELATED PARTY TRANSACTIONS

A. Each of the Funds has an Investment Advisory Agreement with CornerCap Investment Counsel, Inc. (the “Advisor”), pursuant to which the Advisor receives an Advisory Fee from each Fund, computed daily and payable monthly, at an annual rate of 1.00% of the average daily net assets. Under the terms of each Advisory Agreement, the Advisor manages the Funds’ investments subject to the approval of the Board of Trustees. The amounts of expenses paid to the Advisor are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

In addition, each Fund and the Advisor have an Operating Services Agreement whereby the Advisor receives an Operating Services Fee, computed daily and payable monthly, at an annual rate of .30%, .50% and .50% of the average daily net assets of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The amounts of expenses paid to the Advisor as an Operating Services Fees are reflected in the Statement of Operations and the amount of current liability is reflected in the Statement of Assets and Liabilities.

Beginning July 29, 2010, the Adviser has contractually agreed to waive fees and reimburse the Large/Mid-Cap Value Fund for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.30%. To the extent the Large/Mid-Cap Value Fund incurs excluded expenses, the expense ratio will increase. The contractual agreement cannot be terminated prior to August 1, 2012 without the Board of Trustees approval.

The preceding fee waiver and reimbursement arrangement was modified by the Board of Trustees effective October 1, 2011. Please see “Note 9 – Subsequent Events” for information concerning the current fee waiver and reimbursement arrangement.

B. On August 1, 2005, the Funds and the Advisor entered into the following agreements whereby the Advisor pays any associated fees from the Operating Services Fees it receives from the Funds: 1) Fund Accounting and Administration Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, accounting, administrative, bookkeeping and pricing services; 2) Transfer Agency and Service Agreement with ALPS Fund Services, Inc. to provide day-to-day operational services to the Funds including, but not limited to, transfer agent, dividend distributing and bookkeeping services; and 3) Distribution Agreement with

Semi-Annual | September 30, 2011	41

Notes to Financial Statements
September 30, 2011 (Unaudited)

ALPS Distributors, Inc. to provide distribution services to the Funds. ALPS Distributors, Inc. serves as underwriter/distributor of the Funds.

C. On August 18, 2011, the Board of Trustees unanimously approved a Distribution Agreement between ALPS Distributors, Inc.(“ADI”) and the Trust. Such approval was necessitated by the acquisition of ADI and its related companies by DST Systems, Inc. (the “Transaction”). Pursuant to the relevant provisions of the Investment Company Act of 1940, the Transaction was considered to be an “assignment” of the existing Distribution Agreement between ADI and the Trust and would therefore terminate pursuant to operation of law. The Distribution Agreement had previously been approved by the Board of Trustees on May 19, 2011. The terms of the new Distribution Agreement are substantially identical to the terms of the old Distribution Agreement Please see “Note 9 – Subsequent Events” for information concerning the Transaction.

Certain officers and directors of the Funds are also officers and directors of the Advisor.

6. PURCHASES AND SALES OF SECURITIES

Investment transactions for the six months ended September 30, 2011, excluding U.S. government and agency securities and short-term investments, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CornerCap Balanced Fund	$ 2,723,432	$ 2,402,638
CornerCap Small-Cap Fund	4,548,985	4,448,304
CornerCap Large/Mid-Cap Value Fund	1,682,335	813,776
Investment transactions in U.S. government and agency securities for the six months ended September 30, 2011, were as follows:
Fund	Cost of Investments Purchased	Proceeds from Investments Sold
CornerCap Balanced Fund	–	$ 1,004,123

7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2(a)(9) of the Investment Company Act of 1940. As of September 30, 2011, Charles Schwab & Co. held approximately 45.73%, 41.13% and 54.56% of the CornerCap Balanced Fund, CornerCap Small-Cap Value Fund, and CornerCap Large/Mid-Cap Value Fund, respectively. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the originating broker rather than designated separately).

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting

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Notes to Financial Statements
September 30, 2011 (Unaudited)

Standards (“IFRSs”). ASU No.2011-04 amends FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No.2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Funds financial statements.

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting regulated investment companies (“RICs”) since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs. Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of September 30, 2011. However, the following are details relating to subsequent events through the date the financial statements were issued.

On July 19, 2011, ALPS Holdings, Inc. (“ALPS”) and its various subsidiaries (including ALPS Fund Services, Inc. and ALPS Distributors, Inc.), entered into a merger agreement (“Transaction Agreement”) providing for the acquisition of ALPS by DST Systems, Inc. (“DST”). The Transaction Agreement was completed October 31, 2011 and ALPS became a wholly owned subsidiary of DST, a publicly traded company.

On October 28, 2011, the Board of Trustees unanimously consented to the following revisions to the fee waiver and reimbursement arrangements between the Trust and the Adviser. The Adviser has contractually agreed to waive fees and reimburse the CornerCap Funds for “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, acquired fund fees and expenses, and extraordinary expenses) that exceed 1.10% for the CornerCap Balanced Fund, 1.20% for the CornerCap Large/Mid-Cap Value Fund, and 1.30% for the CornerCap Small-Cap Value Fund. To the extent a Fund incurs excluded expenses, the expense ratio will increase. The contractual fee waiver and reimbursement agreements cannot be terminated prior to October 1, 2012 without the Board of Trustees approval.

Semi Annual | September 30, 2011	43

Additional Information
September 30, 2011 (Unaudited)

1. PROXY VOTING POLICY

A copy of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 or on the Securities and Exchange Commission’s (SEC) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge, upon request, by calling the Funds toll-free at (888) 813-8637 and on the SEC’s website at http://www.sec.gov.

2. AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

Each of the Funds files its complete schedule of positions with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC website at http://www.sec.gov. The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. If any of the Funds make the information on Form N-Q available to shareholders on its website or upon request, the information may be obtained by calling the Funds toll-free at (888) 813-8637.

3. COMPENSATION OF TRUSTEES

The Independent Trustees of the Funds receive a quarterly $1,000 per meeting paid by the Adviser. The Trustees are paid $750 per meeting for the Audit Committee meetings. The Audit Committee Chairman is paid $1,000 per meeting. The Audit Committee will normally meet twice a year.

4. RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that the Board of Trustees of the Trust (the “Board” or the “Trustees”), including all of the Trustees who are not “interested persons” of the Funds (“Independent Trustees”), annually review the Funds’ investment advisory agreements (each, an “Agreement”) and consider whether or not to re-approve them for an additional year. At a meeting of the Board held on May 19, 2011 the Board considered whether to approve the continuation of each Fund’s Agreement. The Trustees considered numerous factors, including:

(i)

The Nature, Extent and Quality of the Services Provided by CornerCap. In this regard, the Board considered the responsibilities CornerCap would have under the Agreements. The Board reviewed the services provided by CornerCap to each Fund, including, without limitation, its investment advisory services since the Fund’s inception, its efforts during the Fund’s start-up phase, its coordination of services for the Fund among the Fund’s service providers, its compliance procedures and practices and its efforts to promote the Fund and assist in its distribution. After reviewing the foregoing information and further information in the Adviser Memorandum provided by CornerCap, the Board concluded that the nature, extent and quality of the services provided by CornerCap were satisfactory and adequate for each of the Funds.

(ii)

The Investment Performance of the Funds and CornerCap. In this regard, the Board compared the performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisers and comparable peer group indices. The Board also considered the consistency of CornerCap’s management of the Funds with the Funds’

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Additional Information
September 30, 2011 (Unaudited)

investment objectives and policies. After reviewing the Funds’ short- and long-term investment performance, CornerCap’s experience managing the Funds and separate accounts, CornerCap’s historical investment performance and other factors, the Board concluded that the investment performance of each Fund and CornerCap was satisfactory.

(iii)

The Costs of the Services to be Provided and Profits to be Realized by CornerCap and its Affiliates from the Relationship with the Funds. In this regard, the Board considered CornerCap’s staffing, personnel and methods of operating; CornerCap’s compliance policies and procedures; the financial condition of CornerCap and the level of commitment to the Funds and CornerCap by the principals of CornerCap; the asset levels of the Funds; and the overall fees and expenses of the Funds, including the Funds’ unified fee structures. The Board also considered CornerCap’s past and future expected profitability (or lack thereof) with respect to the Funds. The Board then reviewed the fees and expenses of each Fund (including the management fee) to other funds comparable to the Fund in terms of the type of fund, the style of investment management, the size of the fund and the nature of its investment strategy, among other factors. Specifically, the Board determined that each Fund’s management fees were lower than some of the comparable funds and higher than others. In addition, the Board determined that each Fund’s net expense ratio was lower than some of the comparable funds and higher than others. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to CornerCap by each Fund were fair and reasonable.

(iv)

The Extent to Which Economies of Scale Would be Realized as the Funds Grow and Whether Advisory Fee Levels Reflect These Economies of Scale for the Benefit of the Funds’ Investors. Following discussion of the Funds’ asset levels, expectations for growth and levels of fees, the Board determined that each Fund’s fee arrangements were fair and reasonable, and that each Fund’s unified fee structure provided for savings and protection for shareholders at lower asset levels.

Counsel specifically apprised the Trustees of established standard for review of investment advisory agreements, especially in light of the recent Jones v. Harris Associates case. The Trustees acknowledged their understanding of the standard for their evaluation of the Agreements.

Semi-Annual | September 30, 2011	45

Additional Information
September 30, 2011 (Unaudited)

5. TRUSTEES AND OFFICERS

The business affairs of CornerCap Group of Funds (the “Funds”) are managed under the direction of the Funds’ Board of Trustees in accordance with the laws of the State of Massachusetts. Information pertaining to the Trustees and Officers of the Funds are set forth below. Trustees who are not deemed to be “interested persons” of the trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), are referred to as “Independent Trustees.” Trustees who are deemed to be interested persons of Funds as defined in the 1940 Act are referred to as “Interested Trustees”. The Funds Statement of Additional Information includes additional information about the trustees and is available upon request by calling toll-free 1-888-813-8637.

INTERESTED TRUSTEES

Name and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Thomas E. Quinn Age: 65 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Trustee, President, Chief Financial Officer, and Treasurer since 1992	3	Chief Executive Officer, CornerCap Investment Counsel	None
INDEPENDENT TRUSTEES
Name and Address*	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Richard L. Boger Age: 64	Trustee since 1992	3	President & CEO, Lex-Tek International, Inc. 1991–present	Gray Television, Inc.

Laurin M. McSwain Age: 60	Trustee since 1994	3	Attorney, Lefkoff, Duncan, Grimes, Miller & McSwain, 2003–present	None

Leslie W. Gates Age: 56	Trustee since 2006	3	Retired, 2005; Partner, Williams Benator & Libby, LLP, 1989-2004	None

*	All Independent Trustees can be contacted via the Funds at:

    1290 Broadway, Suite 1100, Denver, CO 80203

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Additional Information
September 30, 2011 (Unaudited)

INDEPENDENT TRUSTEES (continued)

Name and Address*	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

G. Harry Durity Age: 64	Trustee since 2010	3

Director, Overland Solutions, Inc.(Private Company) since January 2009; Senior Advisor, Consultant, New Mountain Capital, LLC since May 2005; Senior Advisor, Consultant, Sonenshine Partners, LLC since January 2006.

				Director, National Medical Health Card; Director, WebSite Pros, Inc.

*	All Independent Trustees can be contacted via the Funds at:

1290 Broadway, Suite 1100, Denver, CO 80203

Semi-Annual | September 30, 2011	47

Additional Information
September 30, 2011 (Unaudited)

OFFICERS

Name and Address	Position with Trust, Term of Office and Tenure	Number of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Richard T. Bean Age: 48 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1996	3	Vice President, CornerCap Investment Counsel	N/A

John A. Hackney Age: 44 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Chief Compliance Officer, Secretary of the Funds, since 1999	3	Chief Compliance Officer, CornerCap Investment Counsel	N/A

Gene A. Hoots Age: 71 The Peachtree, Suite 1700 1355 Peachtree St. NE Atlanta, GA 30309	Vice President of the Funds, since 1992	3	Vice President of the Funds and Chairman Emeritus of the Adviser	N/A

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Item 2. Code of Ethics.

Not applicable to this report.

Item 3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrant.

Item 6. Investments.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to registrant.

Item 10. Submission of Matters to Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Ex.99.Cert.

(a)(3)	Not applicable.

(b)	A certification of the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, is attached as Ex.99.906.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CornerCap Group of Funds

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer

Date:	December 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Quinn
Thomas E. Quinn
Chief Executive Officer
Chief Financial Officer

Date:	December 1, 2011